VAT AND OTHER TAXES PAYABLE (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Franchise tax due	$ 27,498
VAT payable		$ 819	$ 8,768
Other taxes payable	6,859	2,178	2,502
VAT and other tax payable	$ 34,357	$ 2,997	$ 11,270